Shareholder Report, Holdings (Details) - Capital Group International Equity ETF	May 31, 2026
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.66%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.76%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.25%
Short-Term Securities & Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%